INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Summary of Investment in Securities Noncurrent

Investment in securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2024	2023
Debt securities, classified as available-for-sale	$5,384	$5,548
Equity securities	57	229
	$5,441	$5,777